Additional Information - Condensed Financial Statements (Tables)	12 Months Ended
Dec. 31, 2014
ADDITIONAL INFORMATION - CONDENSED FINANCIAL STATEMENTS [Abstract]
Condensed Balance Sheets

	As of December 31,
	2013	2014
	US$	US$
Assets
Cash and cash equivalents	17,579	24,429
Prepaid and other current assets	20	2

Total current assets	17,599	24,431
Interests in subsidiaries and variable interest entities	1,232,687	1,236,882

Total assets	1,250,286	1,261,313

Liabilities and shareholders’ equity
Short-term bank loans	353,331	25,500
Accrued liabilities	617	925

Total current liabilities	353,948	26,425
Long-term bank loans	—	344,500

Total liabilities	353,948	370,925

Shareholders’ equity
Class A ordinary shares par value $0.01, 200,000 authorized; 23,184 and 22,977 issued and outstanding as of December 31, 2013 and 2014, respectively	244	245
Class B ordinary shares par value $0.01, 97,740 authorized; 84,290 and 82,490 issued and outstanding as of December 31, 2013 and 2014, respectively	825	825
Additional paid-in capital	92,066	96,004
Treasury shares (1,181 and 1,510 shares, respectively as of December 31, 2013 and 2014)	(17,240)	(20,817)
Statutory reserves	9,367	9,367
Retained earnings	739,343	735,962
Accumulated other comprehensive income	71,733	68,802

Total shareholders’ equity	896,338	890,388

Total liabilities and shareholders’ equity	1,250,286	1,261,313

Condensed Statements of Comprehensive Income

	For the year ended December 31,
	2012	2013	2014
	US$	US$	US$
Operating expenses:
General and administrative	3,195	3,552	5,329

Total operating expenses	3,195	3,552	5,329

Operating loss	(3,195)	(3,552)	(5,329)
Share of profit of subsidiaries and variable interest entities	287,251	283,436	7,390
Interest expense, net	(1,656)	(11,242)	(5,442)

Income (Loss) before income tax expense	282,400	268,642	(3,381)

Net income (loss)	282,400	268,642	(3,381)
Other comprehensive income (loss)	3,385	33,600	(2,931)

Comprehensive income (loss)	285,785	302,242	(6,312)

Condensed Statement of Cash Flows

	For the year ended December 31,
	2012	2013	2014
	US$	US$	US$
Net cash used in operating activities	(4,893)	(14,668)	(10,483)
Cash flows from investing activities:
Cash paid (Proceeds) relating to loans to subsidiaries	(5,574)	(102,165)	4,241

Net cash used in investing activities	(5,574)	(102,165)	4,241
Cash flows from financing activities:
Proceeds of loans from offshore banks	212,353	140,978	370,000
Repayment of loans from offshore banks	—	—	(353,331)
Dividend distributed to shareholders	(200,875)	—	—
Payment for repurchase of shares	—	(17,240)	(3,577)

Net cash provided by financing activities	11,478	123,738	13,092

Net increase in cash and cash equivalents	1,011	6,905	6,850

Cash and cash equivalents at beginning of year	9,663	10,674	17,579

Cash and cash equivalents at end of year	10,674	17,579	24,429